Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provision for Income Taxes

The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to income before income taxes as follows:

	2017	2016 [1]	2015 [1]

(Loss) income before income taxes
Canada	$123	$(43)	$726
United States	(271)	174	585
Trinidad	95	88	224
Other	24	24	26

	$(29)	$243	$1,561

Canadian federal and provincial statutory income tax rate	27.02%	27.02%	27.00%

Income tax at statutory rates	$8	$(66)	$(421)
Adjusted for the effect of:
Impact of tax rate changes	187	–	–
Production-related deductions	14	27	37
Tax authority examinations	–	16	17
Impact of foreign tax rates (US, Trinidad and other)	(25)	(17)	(62)
Other	(1)	(4)	(17)

Income tax recovery (expense) included in net income from continuing operations	$183	$(44)	$(446)

[1] Certain amounts have been reclassified as a result of investments in SQM, APC and ICL being classified as discontinued operations in 2017.

Summary of Total Income Tax Expense

Total income tax recovery (expense), included in net income from continuing operations, was comprised of the following:

	2017	2016 [1]	2015 [1]

Current income tax
Tax expense for current year	$(70)	$(76)	$(259)
Adjustments in respect of prior years	(20)	13	16

Total current income tax expense	(90)	(63)	(243)

Deferred income tax
Impact of tax rate changes	187	–	–
Origination and reversal of temporary differences	69	13	(196)
Adjustment in respect of prior years	20	7	2
Other	(3)	(1)	(9)

Total deferred income tax recovery (expense)	273	19	(203)

Income tax recovery (expense) included in net income from continuing operations	$183	$(44)	$(446)

[1] Certain amounts have been reclassified as a result of investments in SQM, APC and ICL being classified as discontinued operations in 2017.

Summary of Income Tax Assets (Liabilities)

Income tax balances within the consolidated statements of financial position as at December 31 were comprised of the following:

Income Tax Assets (Liabilities)	Statements of Financial Position Location	2017	2016

Current income tax assets
Current	Receivables (Note 11)	$24	$41
Non-current	Other assets (Note 14)	64	67
Deferred income tax assets	Other assets	18	10

Total income tax assets		$106	$118

Current income tax liabilities
Current	Payables and accrued charges (Note 16)	$(16)	$(25)
Non-current	Other non-current liabilities and deferred credits	(43)	(43)
Deferred income tax liabilities	Deferred income tax liabilities	(2,205)	(2,463)

Total income tax liabilities		$(2,264)	$(2,531)

Summary of Deferred Income Tax Assets (Liabilities)

In respect of each type of temporary difference, unused tax loss and unused tax credit, the amounts of deferred tax assets and liabilities recognized in the consolidated statements of financial position as at December 31 and the amount of the deferred tax recovery or expense recognized in net income from continuing operations were:

	Deferred Income Tax Assets (Liabilities)		Deferred Income Tax Recovery (Expense) Recognized in Net Income

	2017	2016	2017	2016 [1]	2015 [1]

Deferred income tax assets
Tax loss and other carryforwards	$13	$118	$(105)	$116	$(1)
Asset retirement obligations and accrued environmental costs	120	176	(56)	2	–
Derivative instrument liabilities	13	35	–	–	–
Inventories	4	6	(2)	(25)	9
Post-retirement benefits and share-based compensation	124	166	(22)	13	5
Other assets	11	22	(11)	8	(7)
Deferred income tax liabilities
Property, plant and equipment	(2,458)	(2,930)	472	(93)	(212)
Investments in equity-accounted investees	–	(35)	–	–	–
Other liabilities	(14)	(11)	(3)	(2)	3

	$(2,187)	$(2,453)	$273	$19	$(203)

[1] Certain amounts have been reclassified as a result of investments in SQM, APC and ICL being classified as discontinued operations in 2017.

Summary of Reconciliation of Net Deferred Income Tax Liabilities

Reconciliation of net deferred income tax liabilities:

	2017	2016 [1]

Balance, beginning of year	$ (2,453)	$(2,428)
Income tax recovery recognized in net income from continuing operations	273	19
Reclassified as held for sale	36	–
Income tax charge recognized in OCI	(43)	(48)
Other	–	4

Balance, end of year	$ (2,187)	$(2,453)

[1] Certain amounts have been reclassified as a result of investments in SQM, APC and ICL being classified as held for sale and discontinued operations in 2017.

Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits

Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2017 were:

	Amount	Expiry Date

Unused operating losses	$9	2028 – Indefinite
Unused investment tax credits	$50	2018 – 2036
Unused alternative minimum tax credits	$9	None